UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	(c)(2)(ii) of Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

1 January 2015 to 31 December 2015

Date of Report (Date of earliest event reported): February 4, 2016

Commission File Number of securitizer: 025-00472

Central Index Key Number of securitizer: 0001542134

Nationwide Building Society

(Exact name of securitizer as specified in its charter)

Michael Constantine +44 2072 616127

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☒

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorised.

Dated: February 4, 2016

Nationwide Building Society
(Securitizer)

	By:	/s/ Rob Collins
	Name:	Rob Collins
	Title:	Head of Funding